Offsets	Aug. 26, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Can-Fite BioPharma Ltd.
Form or Filing Type	F-3
File Number	333-274316
Initial Filing Date	Sep. 01, 2023
Fee Offset Claimed	$ 10,778.19
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 97,805,731.00
Termination / Withdrawal Statement	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $97,805,731 of unsold securities (the "Unsold Securities") previously registered and offered by the registrant pursuant to the Registration Statement on Form F-3 (File No. 333-274316) (the "Prior Registration Statement"), which was declared effective on September 12, 2023. In connection with the filing of the Prior Registration Statement, the registrant paid a filing fee of $11,020 with respect to an aggregate of $100,000,000 of securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). Of this amount, $10,778.19 is associated with the Unsold Securities. Pursuant to Rule 457(p), the filing fee associated with the offering of the Unsold Securities is hereby carried forward to be applied to the Unsold Securities registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6).
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Can-Fite BioPharma Ltd.
Form or Filing Type	F-3
File Number	333-274316
Filing Date	Sep. 01, 2023
Fee Paid with Fee Offset Source	$ 10,778.19